TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Nov. 30, 2021
TRADE AND OTHER RECEIVABLES
Summary of trade and other receivable

	2021	2020
	$	$
Trade accounts receivable	28,741	25,692
Less: trade receivables valuation allowance	(1,679)	(589)
Net trade accounts receivable	27,062	25,103
Unbilled revenue on products/services transferred over time	387	366
GST recoverable	140	229
Government assistance receivable (Note 20)	114	1,075
Other receivables	908	—
Employee tax receivable (Note 17)	—	771
	28,611	27,544